Risk/Return Detail Data - FidelityInternationalFactorETFs-ComboPRO	Nov. 10, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Emerging Markets Multifactor ETF, Fidelity® International High Dividend ETF, Fidelity® International Multifactor ETF, and Fidelity® International Value Factor ETF March 1, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
FidelityInternationalFactorETFs-ComboPRO | Fidelity Emerging Markets Multifactor ETF | Fidelity Emerging Markets Multifactor ETF
Risk/Return:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318

[1]	AAdjusted to reflect current fees.